UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           8/6/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               209662
                                                  -----------------------

Form 13F Information Table Value Total:               (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	1746	2990	SHR		SOLE				2990
Agrium Inc				COM	8916108		265	3000	SHR		SOLE				3000
Gallagher Arthur J & CO			COM	363576109	452	12899	SHR		SOLE				12899
ALPS ETF TR			ALERIAN MLP	00162Q866	3665	229360	SHR		SOLE				229360
Altria Group Inc			COM	02209S103	7115	205944	SHR		SOLE				205944
American Rlty Cap Pptys Inc.		COM	02917T104	285	27372	SHR		SOLE				27372
American Rlty Cap Tr In.		COM	02917L101	25373	2323539	SHR		SOLE				2323539
AmeriGas Partners L P		UNIT L P INT	30975106	8674	212862	SHR		SOLE				212862
AT&T Inc				COM	00206R102	6813	191055	SHR		SOLE				191055
BlackRock Inc. 				COM	09247X101	489	2879	SHR		SOLE				2879
BlackRock MuniYield PA QLTY		COM	09255G107	1086	69551	SHR		SOLE				69551
Bristol Myers Squibb Co			COM	110122108	211	5871	SHR		SOLE				5871
Buckeye Partners L P		UNIT LTD PARTN	118230101	787	15093	SHR		SOLE				15093
CA Inc. 				COM	12673P105	477	17620	SHR		SOLE				17620
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2037	162054	SHR		SOLE				162054
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	488	39626	SHR		SOLE				39626
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6126	634813	SHR		SOLE				634813
Chevron Corp				COM	166764100	539	5109	SHR		SOLE				5109
Claymore Exch TRD FD TR		GUG MULTI ASSET	18383M506	837	39450	SHR		SOLE				39450
Coca Cola Co				COM	191216100	767	9808	SHR		SOLE				9808
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2330	55289	SHR		SOLE				55289
EATON VANCE ENH EQTY INC FD		COM	278277108	173	16300	SHR		SOLE				16300
Enbridge Energy Mgmt L		SHS UNITS LLI	29250X103	5780	180781	SHR		SOLE				180781
Ensco International Inc		SPONSORED ADR	29358Q109	239	5096	SHR		SOLE				5096
Enterprise Prods Partners L		COM	293792107	5136	100235	SHR		SOLE				100235
Exxon Mobil Corp			COM	30231G102	1460	17067	SHR		SOLE				17067
Fiduciary Claymore MLP Opp F		COM	31647Q106	1565	70477	SHR		SOLE				70477
FINANCIAL INSTNS INC			COM	317585404	697	41301	SHR		SOLE				41301
Ford Motor Co.				COM PAR 345370860	133	13839	SHR		SOLE				13839
General Electric Co			COM	369604103	1438	69013	SHR		SOLE				69013
Genuine Parts Co			COM	372460105	478	7930	SHR		SOLE				7930
HCP Inc. 				COM	40414L109	475	10754	SHR		SOLE				10754
Intel Corp				COM	458140100	2526	94802	SHR		SOLE				94802
International Business Machs		COM	459200101	535	2737	SHR		SOLE				2737
Illinois Tool Works Inc			COM	452308109	217	4107	SHR		SOLE				4107
ISHARES TR			DJ US FINL SEC	464287788	210	3793	SHR		SOLE				3793
ISHARES TR			DJ REGIONAL BK	464288778	351	14635	SHR		SOLE				14635
ISHARES TR			RUSSELL1000GRW	464287614	7609	120345	SHR		SOLE				120345
ISHARES TR			RUSSELL1000VAL	464287598	1061	15558	SHR		SOLE				15558
ISHARES TR			RUSSELL 2000	464287655	1455	18287	SHR		SOLE				18287
ISHARES TR			RUSL 2000 GROW	464287648	474	5184	SHR		SOLE				5184
ISHARES TR			RUSSELL MIDCAP	464287499	912	8653	SHR		SOLE				8653
ISHARES TR			RUSSELL MCP GR	464287481	487	8225	SHR		SOLE				8225
ISHARES TR			RUSSELL MCP VL	464287473	329	7105	SHR		SOLE				7105
ISHARES TR			S&P 500 INDEX	464287200	1107	8099	SHR		SOLE				8099
JPMorgan Chase & Co			COM	46625H100	342	9570	SHR		SOLE				9570
Johnson & Johnson			COM	478160104	1688	24987	SHR		SOLE				24987
SPDR Series Trust		KBW REGN BK ETF	78464A698	1270	46397	SHR		SOLE				46397
Kinder Morgan Mgmt LLC		UT LTD PARTNER	494550106	338	4300	SHR		SOLE				4300
Kinder Morgan Mgmtt LLC			SHS 	49455U100	34534	470362	SHR		SOLE				470362
Linear Technology Corp. 		COM	535678106	240	7658	SHR		SOLE				7658
M & T Bank				COM	55261F104	692	8382	SHR		SOLE				8382
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1130	16000	SHR		SOLE				16000
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	8619	174796	SHR		SOLE				174796
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	351	9952	SHR		SOLE				9952
Mattel, Inc.				COM	577081102	520	16015	SHR		SOLE				16015
McDonalds Corp				COM	580135101	3498	39510	SHR		SOLE				39510
Mercury Genl Corp NEW			COM	589400100	339	8126	SHR		SOLE				8126
Microsoft Corp				COM	594918104	717	23449	SHR		SOLE				23449
National Retail Properties I		COM	637417106	2076	73386	SHR		SOLE				73386
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	416	24792	SHR		SOLE				24792
Nustar Energy LP			UNITCOM	67058H102	2270	42130	SHR		SOLE				42130
Pepsico Inc				COM	713448108	1702	24083	SHR		SOLE				24083
Pfizer Inc. 				COM	717081103	234	10154	SHR		SOLE				10154
Phillip Morris Intl Inc			COM	718172109	2665	30543	SHR		SOLE				30543
PartnerRe LTD				COM	G6852T105	394	5211	SHR		SOLE				5211
PIMCO Income Strategy Fund		COM	72201J104	139	13234	SHR		SOLE				13234
PIMCO Income Opportunity Fd		COM	72202B100	778	28937	SHR		SOLE				28937
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	416	5150	SHR		SOLE				5150
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	3036	207928	SHR		SOLE				207928
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1225	41255	SHR		SOLE				41255
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	1061	73078	SHR		SOLE				73078
Procter & Gamble Co			COM	742718109	1246	20347	SHR		SOLE				20347
SPDR SERIES TRUST		GOLD SHS	78463V107	789	5082	SHR		SOLE				5082
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	10866	195260	SHR		SOLE				195260
Southern Co				COM	842587107	2266	48938	SHR		SOLE				48938
Stifel Finl Corp			COM	860630102	324	11827	SHR		SOLE				11827
Susquehanna Bancshares Inc P		COM	869099101	307	29920	SHR		SOLE				29920
Stryker Corp. 				COM	863667101	208	3770	SHR		SOLE				3770
Toronto Dominion BK ONT			COM NEW	891160509	254	3250	SHR		SOLE				3250
United Parcel Service Inc.		CL B	911312106	208	2641	SHR		SOLE				2641
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3692	88891	SHR		SOLE				88891
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	1238	31016	SHR		SOLE				31016
VANGUARD WORLD FDS		ENERGY ETF	92204A306	651	6694	SHR		SOLE				6694
VANGUARD INDEX FDS		REIT ETF	922908553	3018	46122	SHR		SOLE				46122
Verizon Communications Inc		COM	92343V104	5181	116577	SHR		SOLE				116577
Watsco Inc				COM	942622200	333	4509	SHR		SOLE				4509
Wisdomtree Trust		EMERG MKTS ETF	97717W315	2982	57551	SHR		SOLE				57551




TOTAL                                                 $209662 (x1000)

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